UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07177

Name of Fund:    BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Auto Components — 2.3%
Adient PLC	33,650	$2,838,714
Goodyear Tire & Rubber Co.	60,523	1,851,399
Lear Corp.	15,984	2,806,630
Magna International, Inc.	45,900	2,503,845

		10,000,588
Banks — 9.0%
Cullen/Frost Bankers, Inc.	66,869	6,586,596
KeyCorp	469,903	8,575,730
Popular, Inc.	164,902	6,048,605
Regions Financial Corp.	608,041	9,412,475
SunTrust Banks, Inc.	155,366	9,354,587

		39,977,993
Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.	28,360	2,429,318

Biotechnology — 0.7%
United Therapeutics Corp.(a)	25,292	2,999,378

Building Products — 1.3%
Owens Corning	67,963	5,619,860

Capital Markets — 1.0%
Invesco Ltd.	127,292	4,555,781

Chemicals — 3.1%
Cabot Corp.	40,931	2,495,154
Eastman Chemical Co.	78,684	7,145,294
Huntsman Corp.	93,967	3,008,823
Praxair, Inc.	8,040	1,174,805

		13,824,076
Communications Equipment — 0.6%
Motorola Solutions, Inc.	30,455	2,757,396

Construction Materials — 0.5%
CRH PLC	59,380	2,232,591

Containers & Packaging — 1.6%
Packaging Corp. of America	20,902	2,430,276
WestRock Co.	76,586	4,697,019

		7,127,295
Diversified Financial Services — 1.5%
Leucadia National Corp.	257,236	6,508,071

Diversified Telecommunication Services — 0.9%
BCE, Inc.	48,305	2,229,759
CenturyLink, Inc.	82,614	1,568,840

		3,798,599
Electric Utilities — 8.5%
Edison International	82,108	6,564,535
Entergy Corp.	109,858	9,476,351
Exelon Corp.	27,430	1,102,960
FirstEnergy Corp.	295,890	9,749,576

	Shares	Value
Electric Utilities (continued)
Great Plains Energy, Inc.	299,262	$9,824,771
PG&E Corp.	15,030	868,283

		37,586,476
Electronic Equipment, Instruments & Components — 6.7%
Avnet, Inc.	159,305	6,340,339
CDW Corp.	137,285	9,609,950
Corning, Inc.	90,223	2,824,882
Dolby Laboratories, Inc., Class A	148,021	8,576,337
TE Connectivity Ltd.	26,650	2,424,350

		29,775,858
Energy Equipment & Services — 3.3%
Baker Hughes a GE Co.	41,121	1,292,433
Helmerich & Payne, Inc.	59,561	3,234,758
Rowan Cos. PLC, Class A(a)	350,901	5,028,411
Transocean Ltd.(a)(b)	488,625	5,130,563

		14,686,165
Food & Staples Retailing — 0.7%
Kroger Co.	145,162	3,004,853

Food Products — 1.3%
General Mills, Inc.	18,910	981,807
Ingredion, Inc.	29,600	3,710,360
Kellogg Co.	15,520	970,466

		5,662,633
Health Care Equipment & Supplies — 3.1%
Koninklijke Philips NV	112,500	4,584,701
Smith & Nephew PLC, ADR	190,820	7,300,773
Zimmer Biomet Holdings, Inc.	16,910	2,056,594

		13,942,068
Health Care Providers & Services — 5.5%
Cardinal Health, Inc.	43,561	2,696,426
Express Scripts Holding Co.(a)(b)	51,820	3,176,048
Humana, Inc.	19,218	4,907,316
McKesson Corp.	27,125	3,739,995
Premier, Inc., Class A(a)	92,778	3,031,057
Quest Diagnostics, Inc.	20,476	1,920,239
WellCare Health Plans, Inc.(a)	25,354	5,013,500

		24,484,581
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	32,560	2,161,658
International Game Technology PLC	103,625	2,435,188

		4,596,846
Household Products — 0.8%
Energizer Holdings, Inc.	85,231	3,664,081

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

	Shares	Value
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.	370,054	$3,933,674

Insurance — 8.6%
Allstate Corp.	50,857	4,773,438
Assurant, Inc.	86,166	8,672,608
Assured Guaranty Ltd.	109,771	4,072,504
Everest Re Group Ltd.	8,050	1,911,473
Hartford Financial Services Group, Inc.	40,520	2,230,626
Lincoln National Corp.	38,077	2,885,475
Marsh & McLennan Cos., Inc.	40,760	3,298,707
MetLife, Inc.	43,890	2,351,626
Prudential Financial, Inc.	10,240	1,131,110
Validus Holdings Ltd.	124,697	6,494,220

		37,821,787
IT Services — 1.0%
Fidelity National Information Services, Inc.	46,089	4,275,216

Leisure Products — 1.3%
Mattel, Inc.	213,330	3,012,220
Polaris Industries, Inc.	23,480	2,780,736

		5,792,956
Machinery — 4.2%
Cummins, Inc.	47,518	8,404,984
Pentair PLC	66,162	4,661,775
Stanley Black & Decker, Inc.	9,090	1,468,489
Terex Corp.	85,719	4,038,222

		18,573,470
Media — 1.5%
Discovery Communications, Inc., Class C(a)(b)	171,461	3,053,720
Interpublic Group of Cos., Inc.	180,260	3,470,005

		6,523,725
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	98,103	4,826,668

Multiline Retail — 0.6%
Dollar General Corp.	30,851	2,493,995

Oil, Gas & Consumable Fuels — 5.3%
Devon Energy Corp.	130,375	4,810,837
Hess Corp.	144,213	6,368,446
Marathon Oil Corp.	259,444	3,689,294
Marathon Petroleum Corp.	40,332	2,409,434

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	221,768	$6,320,388

		23,598,399
Paper & Forest Products — 1.0%
International Paper Co.	79,590	4,558,119

Personal Products — 0.8%
Nu Skin Enterprises, Inc., Class A	55,820	3,550,710

Professional Services — 1.5%
Experian PLC	107,880	2,272,847
Nielsen Holdings PLC	114,753	4,253,894

		6,526,741
Real Estate Investment Trusts (REITs) — 6.2%
Chimera Investment Corp.(b)	114,734	2,099,632
Crown Castle International Corp.	32,025	3,429,237
Duke Realty Corp.	76,660	2,183,277
Lamar Advertising Co., Class A(b)	122,418	8,623,124
Prologis, Inc.	57,003	3,681,253
Rayonier, Inc.(b)	113,313	3,397,124
Welltower, Inc.	59,274	3,968,987

		27,382,634
Real Estate Management & Development — 0.5%
Realogy Holdings Corp.	72,526	2,344,766

Road & Rail — 0.3%
Norfolk Southern Corp.	9,192	1,208,013

Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	125,713	11,477,597
Lam Research Corp.	9,942	2,073,603
Xilinx, Inc.	40,812	3,007,436

		16,558,636
Software — 2.3%
CA, Inc.	81,620	2,642,855
Constellation Software, Inc.	7,692	4,376,230
Symantec Corp.	98,470	3,200,275

		10,219,360
Specialty Retail — 0.9%
Bed Bath & Beyond, Inc.	74,866	1,489,834
Williams-Sonoma, Inc.	44,502	2,296,303

		3,786,137
Technology Hardware, Storage & Peripherals — 1.2%
NetApp, Inc.	123,768	5,497,775

Wireless Telecommunication Services — 2.0%
Telephone & Data Systems, Inc.	303,126	8,836,123

Total Long-Term Investments (Cost — $421,303,368) — 98.9%		437,543,411

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.93%(c)(d)	6,078,825	$6,078,825
SL Liquidity Series, LLC, Money Market Series, 1.32%(c)(d)(e)	12,428,136	12,429,378

Total Short-Term Securities (Cost — $18,507,658) — 4.2%		18,508,203

Value
Total Investments (Cost — $439,811,026) — 103.1%	$456,051,614
Liabilities in Excess of Other Assets — (3.1)%	(13,733,104)

Net Assets — 100.0%	$442,318,510

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at January 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,845,048	3,233,777	6,078,825	$6,078,825	$25,762		—
SL Liquidity Series, LLC, Money Market Series	44,021,709	(31,593,573)	12,428,136	12,429,378	103,124	(b)	$3,415	$(4,656)

Total				$18,508,203	$128,886		$3,415	$(4,656)

(a)	Include net capital gain distributions, if applicable
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund’s compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (concluded) October 31, 2017	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$428,453,272	$9,090,139	$—	$437,543,411
Short-Term Securities	6,078,825	—	—	6,078,825

Subtotal	$434,532,097	$9,090,139	$—	$443,622,236

Investments Valued at NAV(b)				12,429,378

Total				$456,051,614

(a)	See above Schedule of Investments for values in each industry.
(b)	As of October 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended October 31, 2017, there were no transfers between levels.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Date: December 21, 2017